NET INCOME PER SHARE	6 Months Ended
Jun. 30, 2012
NET INCOME PER SHARE
NET INCOME PER SHARE

9. NET INCOME PER SHARE

  The following is a reconciliation of the numerators and denominators of the basic and diluted net income per share computations:

	Six-month periods ended June 30,
	2011	2012
Net income attributable to HiSoft Technology International Limited shareholders (numerator)	$6,691	$12,441

Weighted average shares outstanding used in computing net income per share—basic (denominator)	582,100,664	575,202,866

Weighted average shares outstanding used in computing net income per share—diluted (denominator)	600,198,284	601,326,836

Net income per share attributable to HiSoft Technology International Limited shareholders—basic	$0.01	$0.02

Net income per share attributable to HiSoft Technology International Limited shareholders—diluted	$0.01	$0.02